Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital
Schedule of changes in options

	December 31, 2019		December 31, 2018
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	4,756,174	$2.73	28,598,750	$0.40
Options granted	8,755,000	3.00	1,307,424	9.29
Options exercised	(137,304)	0.54	(6,198)	2.00
Options expired and forfeited	(190,555)	7.28	(143,802)	3.03
Options cancelled	(275,000)	11.75	(25,000,000)	0.37
Options outstanding, ending	12,908,315	$2.07	4,756,174	$2.73

Schedule of details of options outstanding

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.45 years	2,045,455	2,045,455
$0.30	2.62 years	229,545	229,545
$0.80	2.94 years	621,013	621,013
$0.80	3.18 years	12,500	11,979
$2.00	3.47 years	12,500	11,197
$2.00	4.13 years	344,576	323,527
$2.00	4.61 years	50,000	30,212
$9.60 USD	5.02 years	189,892	109,828
$6.18 USD	5.61 years	175,000	126,565
$1.53 USD	3.89 years	120,000	120,000
$5.00 USD	3.92 years	352,834	352,834
$3.40 USD	6.22 years	1,228,182	1,198,182
$2.62 USD	2.48 years	700,000	—
$2.45 USD	6.60 years	1,250,000	520,834
$2.53 USD	6.61 years	181,818	54,920
$1.80 USD	6.80 years	120,000	20,000
$1.91 USD	6.94 years	5,275,000	157,945
		12,908,315	5,934,036

Schedule of stock options Black-Scholes option pricing model

	Year ended December 31, 2019	Year ended December 31, 2018
Expected life of options	3-5 years	5 years
Annualized volatility	62.29%	60%
Risk-free interest rate	1.25% - 1.58%	1.91% - 2.9%
Dividend rate	0%	0%

Schedule of changes in warrants

	December 31, 2019		December 31, 2018
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	—	—	10,807,093	5.36
Warrants exercised	(1,116,322)	3.26	(294,232)	5.08
Warrants expired	(650,000)	19.93
Warrants outstanding, ending	20,603,396	$4.64	22,369,718	$5.03

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.81 years	11,010,059
$2.00 USD - $24.00 USD	4.15 years	5,091,969
Transferable Warrants
$4.25 USD	3.61 years	4,501,368